Share Capital and Share Premium - Additional Information (Details)			12 Months Ended
	Sep. 14, 2017 GBP (£) £ / shares shares	Jun. 29, 2017 GBP (£)	Dec. 31, 2018 £ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 £ / shares shares	Oct. 02, 2017 $ / shares shares	Aug. 31, 2017 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares	24,214,641
Number of shares issued | shares			32,226,000	31,811,000	24,185,000		30,000
Description of conversion of series b shares into ordinary shares				Following the one-for-four reverse share split, for the purpose of facilitating a conversion of each Series B share (nominal value £0.004 per share), into an ordinary share (nominal value £0.04 per share), the company allotted to holders of Series B shares an additional nine Series B shares for each Series B share held. Subjected to and conditional upon this allotment, every 10 Series B shares of £0.004 were consolidated into a single Series B share of £0.04. Each Series B share of £0.04 was then automatically converted into one ordinary share of £0.04.
Reserve to fund allotment of additional shares from reverse share split | £	£ 304,650
Reverse share split conversion ratio	0.25%				0.25%
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	£ 0.01		£ 0.04		£ 0.01
Par value per share after reverse share split	0.04
Number of shares issued | shares			32,226,000	31,811,000	6,239,000
Par value per share after stock conversion	0.04
Founder Ordinary 1 Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	0.01		£ 0.01
Par value per share after reverse share split	0.04
Number of shares issued | shares					1,000,000
Proportion of voting rate			5.00%
Founder Ordinary 2 Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	0.01		£ 0.01
Par value per share after reverse share split	0.04
Number of shares issued | shares					1,000,000
Proportion of voting rate			5.00%
Series A Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	0.01		£ 0.01
Par value per share after reverse share split	0.04
Number of shares issued | shares					7,483,000
Series B Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	0.001		£ 0.001
Par value per share after reverse share split	0.004
Number of shares issued | shares					8,463,000
Par value per share after stock conversion	£ 0.04
IPO
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares						7,596,505,000
Number of share issued price per share | $ / shares						$ 15.00
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Reduction of capital by reducing share premium | £		£ 42,500,000